Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature
Raw materials and consumables used	$ (1,063,094)	$ (1,086,974)	$ (1,037,288)
Third-party services	(574,228)	(471,266)	(326,889)
Depreciation and amortization	(317,892)	(267,189)	(270,454)
Employee benefits expense	(254,251)	(262,964)	(279,371)
Other expenses	(64,713)	(86,432)	(86,015)
Total	(2,274,178)	$ (2,174,825)	$ (2,000,017)
Cost of sales
Expenses by nature
Raw materials and consumables used	(1,056,426)
Third-party services	(401,598)
Depreciation and amortization	(310,254)
Employee benefits expense	(161,110)
Other expenses	(15,295)
Total	(1,944,683)
Selling, general and administrative
Expenses by nature
Raw materials and consumables used	(6,668)
Third-party services	(96,996)
Depreciation and amortization	(7,614)
Employee benefits expense	(74,183)
Other expenses	(31,050)
Total	(216,511)
Mineral exploration and project development
Expenses by nature
Third-party services	(75,634)
Depreciation and amortization	(24)
Employee benefits expense	(18,958)
Other expenses	(18,368)
Total	$ (112,984)